Income taxes (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [Line Items]
Corresponding increase in tax expense	$ 33,578,000	$ 33,546,000
Letters of credit outstanding	1,527,815,000	1,383,689,000
Income taxes refunded	$ 38,486,000	$ (70,372,000)